Credit Line	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Credit Line

Note 5 Credit Line

On October 13, 2010 the Company signed a revolving note (the “Note”) with The Provident Bank (the “Bank”). The outstanding balance of this Note is limited to $1,000,000 and expired August 31, 2012. On November 16, 2012, the maturity date of the Note was extended to January 1, 2013 and on January 07, 2013 was further extended to May 1, 2013. The outstanding balance accrues interest at a variable rate of 1.00% over the Wall Street Journal prime rate with a floor of 4.50% per annum. Interest is payable monthly and the rate as of September 30, 2012 and December 31, 2011 was 4.50% and 4.50%,respectively.

Advances are limited to 80% of eligible receivables (75 days from invoice) and 35% of finished goods inventory. Inventory advances shall be capped at $250,000. Concentrations from any one customer exceeding 30% of total accounts receivable will be excluded from the borrowing base availability. The note is secured by accounts receivable, inventory, financial instruments, equipment, general intangibles and investment property and personal and unconditional guarantees of two of the shareholders of the Company.

The balance outstanding on the revolving note at September 30, 2012 and December 31, 2011 was $200,000 and $500,000, respectively.